Fee and commission income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		£ 4,468
Other non-contract fee income		55
Fee and commission income		4,523
Fee and commission expenses		(1,034)
Net fee and commission income	[1]	3,489	£ 3,550
Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,787
Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		476
Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		635
Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,368
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		202
Barclays UK [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		742
Other non-contract fee income		0
Fee and commission income		742
Fee and commission expenses		(172)
Net fee and commission income		570
Barclays UK [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		530
Barclays UK [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		99
Barclays UK [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		52
Barclays UK [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0
Barclays UK [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		61
Barclays International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		3,710
Other non-contract fee income		55
Fee and commission income		3,765
Fee and commission expenses		(847)
Net fee and commission income		2,918
Barclays International [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,257
Barclays International [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		377
Barclays International [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		583
Barclays International [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,368
Barclays International [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		125
Head Office [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		16
Other non-contract fee income		0
Fee and commission income		16
Fee and commission expenses		(15)
Net fee and commission income		1
Head Office [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0
Head Office [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0
Head Office [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0
Head Office [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0
Head Office [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		£ 16

[1]	For notes to the Financial Statements see pages [xx] to[ xx].